Employee Benefit Plan, Description of Plan	12 Months Ended
Dec. 31, 2025
EBP-58-1533433-004 [BSSP]
EBP, Description of Plan [Line Items]
EBP, Description of Plan [Text Block]	NOTE 1. PLAN DESCRIPTION
The BellSouth Savings and Security Plan (Plan) is a defined contribution plan originally established by BellSouth Corporation (BellSouth), which was acquired by AT&T Inc. (AT&T or the Company) in December 2006. The following description of the Plan provides only general information. The Plan has detailed provisions covering participant eligibility, participant allotments from pay, participant withdrawals, participant loans, employer contributions and related vesting of contributions and Plan expenses. The Plan text and prospectus include complete descriptions of these and other Plan provisions. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

The Plan participates in the AT&T Savings Group Investment Trust (Group Trust) with respect to the AT&T Stable Value Fund, International Stock Fund, AT&T Total Return Bond Fund and AT&T U.S. Stock Fund. The Bank of New York Mellon Corporation (BNY Mellon) serves as trustee for both the Group Trust and the trust holding the Plan’s assets, known as the BellSouth Savings and Security Plan Trust. Fidelity Investments Institutional Operations Company, Inc. (Fidelity) serves as recordkeeper for the Plan.

During 2025 and 2024, participants could invest their contributions in one or more of the available funds in one dollar increments:

• AT&T Shares Fund	• Russell 1000 Growth Index
• AT&T Stable Value Fund *	• LifePath Age-Based Allocation Funds Funds (based on retirement date)
• AT&T Total Return Bond Fund *	• Small and Mid-Sized U.S. Stock Index Fund
• Total U.S. Stock Market Index Fund	• International Stock Index Fund
• AT&T U.S. Stock Fund *	• AT&T International Stock Fund *
• Indexed Stock Fund (U.S. Large Cap)
* Investment fund option of the Group Trust

Participants contribute to the Plan through payroll allotments. Participants may also contribute amounts representing distributions from other qualified defined benefit and defined contribution plans (rollovers). The Company contributes to the Plan by matching the participants’ contributions based on the provisions of the Plan. All contributions are participant directed.

Dividends on shares in the AT&T Shares Fund can either be reinvested in the AT&T Shares Fund on a quarterly basis, or paid into a short-term interest bearing fund for distribution before the end of the year. Interest earned on dividends held in the short-term interest bearing fund are used to purchase additional units of the AT&T Shares Fund in the participant’s account. During 2025, Plan participants elected to receive $573 in dividend distributions. This amount is included in distributions on the Plan’s Statement of Changes in Net Assets Available for Benefits.

Each participant is entitled to exercise voting rights attributable to the AT&T shares allocated to their account and is notified by the Company prior to the time that such rights may be exercised. Subject to the fiduciary provisions of ERISA, the trustee will not vote any allocated shares for which instructions have not been given by a participant. The trustee votes any unallocated shares in the same proportion as it votes those shares that were allocated to the extent the proportionate vote is consistent with the trustee’s fiduciary obligations under ERISA. Participants have the same voting rights in the event of a tender or exchange offer.
Although it has not expressed any intent to do so, AT&T has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA and collectively bargained agreements. In the event that the Plan is terminated, subject to the conditions set forth by ERISA, the account balances of all participants shall be 100% vested.
Administrative Expenses; Investment Manager Fees Each participant in the Plan may be charged for investment manager fees and administrative expenses, including trustee and other expenses considered reasonable by the Plan administrator. Investment manager fees are charged through the applicable investment option. Administrative fees are divided on a pro rata basis among investment options of the participant. An additional fee is charged to individual participants for various services provided by the Plan’s recordkeeper and other service providers. Certain expenses are paid by the Plan, Group Trust, or Company.